SUPPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Supplementary Information [Abstract]
Sundry Income, Net

Sundry Income (Expense) – Net
In millions	2018	2017	2016
Non-operating pension and other postretirement benefit plan net credits (costs) [1]	$123	$(676)	$35
Gain on sales of other assets and investments	18	117	157
Foreign exchange losses	(119)	(72)	(126)
Post-closing adjustments on divestiture of MEGlobal	20	—	(1)
Gain and post-closing adjustments related to Dow Silicones ownership restructure [2]	(20)	—	1,617
Loss on early extinguishment of debt [3]	(54)	—	—
Gain on divestiture of the EAA Business [4]	—	227	—
Gain related to Nova patent infringement award [5]	—	137	—
Impact of split-off of chlorine value chain	—	7	6
Settlement of the urethane matters class action lawsuit and opt-out cases [5]	—	—	(1,235)
Costs associated with transactions and productivity actions	—	—	(41)
Loss on divestitures	—	—	(25)
Implant liability adjustment [5]	—	—	16
Reclassification of cumulative translation adjustments	4	8	—
Other - net	124	98	114
Total sundry income (expense) – net	$96	$(154)	$517

1.	Presented in accordance with ASU 2017-07. See Notes 2 and 21 for additional information.

2.	See Note 6 for additional information.

3.	See Note 17 for additional information.

4.	See Note 7 for additional information.

5.	See Note 18 for additional information.

Cash Flow, Supplemental Disclosures [Text Block]
The following table shows cash paid for interest and income taxes for the years ended December 31, 2018, 2017 and 2016:

Supplemental Cash Flow Information	2018	2017	2016
In millions
Cash paid during year for:
Interest, net of amounts capitalized	$1,143	$1,115	$1,162
Income taxes	$1,193	$1,259	$1,306